Accounts receivable (Details 1) (Accounts Receivable [Member], USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Accounts Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Balance at beginning of year	$ 1,659,281	$ 1,339,556
Addition to doubtful accounts expense	191,578	1,013,100
Deduction - collection of doubtful accounts	(1,536,464)	(723,068)
Translation adjustments	(6,685)	29,693
Balance at end of year	$ 307,710	$ 1,659,281